PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Notes	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at December 31, 2018		18	217	1,227	194	10	1,666
IFRS 16 application		—	82	17	—	3	102
Net balance at January 1, 2019		18	299	1,244	194	13	1,768
Property, plant and equipment acquired through business combination	3	—	40	120	4	1	165
Additions		1	22	81	245	3	352
Disposals		—	—	(5)	—	—	(5)
Depreciation expense		—	(27)	(208)	—	(11)	(246)
Transfer during the year		—	28	203	(242)	11	—
Effects of changes in foreign exchange rates		—	4	16	2	—	22
Net balance at December 31, 2019		19	366	1,451	203	17	2,056
Cost		35	527	2,407	213	46	3,228
Less accumulated depreciation and impairment		(16)	(161)	(956)	(10)	(29)	(1,172)
Net balance at December 31, 2019		19	366	1,451	203	17	2,056

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2018	14	206	1,089	198	10	1,517
Additions	1	5	98	195	4	303
Disposals	—	—	(6)	—	—	(6)
Depreciation expense	(4)	(13)	(161)	—	(6)	(184)
Transfer during the year	6	16	181	(202)	2	3
Effects of changes in foreign exchange rates	1	3	26	3	—	33
Net balance at December 31, 2018	18	217	1,227	194	10	1,666
Cost	33	349	2,000	200	35	2,617
Less accumulated depreciation and impairment	(15)	(132)	(773)	(6)	(25)	(951)
Net balance at December 31, 2018	18	217	1,227	194	10	1,666

Schedule of Right of Use Assets Included in Property, Plant and Equipment
Right of use have been included within the same line item as that within which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at December 31, 2018	24	53	—	77
IFRS 16 application (A)	82	17	3	102
Net balance at January 1, 2019	106	70	3	179
Additions	20	21	2	43
Disposals	—	—	—	—
Depreciation expense	(11)	(18)	(2)	(31)
Transfer during the period	—	(3)	—	(3)
Effects of changes in foreign exchange rates	1	1	—	2
Net balance at December 31, 2019	116	71	3	190
Cost	134	113	5	252
Less accumulated depreciation and impairment	(18)	(42)	(2)	(62)
Net balance at December 31, 2019	116	71	3	190

(A)
The IFRS 16 application included assets acquired through finance leases reclassified as right-of-use assets of €77 million and operating leases recognized as right-of-use assets of €102 million at January 1, 2019.

Schedule of Depreciation Expense and Impairment Losses Relating to Property, Plant and Equipment
Total depreciation expense and impairment losses relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Cost of sales	(237)	(184)	(160)
Selling and administrative expenses	(13)	(9)	(8)
Research and development expenses	(6)	(4)	(3)
Total	(256)	(197)	(171)